SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,415,034	$ 427,553	$ 75,628
Credit cards	83,662	50,302	28,492
Accrued dividend - preferred stock			6,849
Accrued liabilities	1,410,414	554,076	4,704
Balance, end of year	$ 2,909,110	$ 1,031,931	$ 115,673